Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 383,458	$ 559,386	$ 882,011
Costs of revenue	(743,744)	(757,901)	(1,655,970)
Gross loss	(360,286)	(198,515)	(773,959)
Service income			56,030
Service expenses			(1,289)
Selling expenses	(835,270)	(2,082,829)	(1,170,378)
General and administrative expenses	(2,593,808)	(3,675,465)	(3,192,030)
(Provision for) recovery from doubtful accounts	(13,011)	(22,229)	23,608
Impairment loss for intangible assets		(3,281,779)
Operating loss	(3,802,375)	(9,260,817)	(5,058,018)
Financial (expenses) income	557	(37,899)	57,077
Other income (expense), net	(32,227)	(211,151)	94,256
Unrealized loss on marketable securities	(1,356,565)
Change in fair value of warrants liability	739,616	599,865	(229,749)
Loss before provision for income tax and non-controlling interest	(4,450,994)	(8,910,002)	(5,136,434)
Income tax benefit
Net loss	(4,450,994)	(8,910,002)	(5,136,434)
Less: net loss attributable to non-controlling interest
Net loss attributable to Lianluo Smart Limited	(4,450,994)	(8,910,002)	(5,136,434)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(166,892)	(515,477)	380,077
Comprehensive loss	(4,617,886)	(9,425,479)	(4,756,357)
-less comprehensive loss attributable to non-controlling interest
Comprehensive loss attributable to Lianluo Smart Limited	$ (4,617,886)	$ (9,425,479)	$ (4,756,357)
Weighted average number of common shares used in computation
-Basic and diluted	$ 17,806,586	$ 17,617,416	$ 17,312,586
Net loss per share of common stock
-Basic and diluted	$ (0.25)	$ (0.51)	$ (0.30)